Annual Total Returns[BarChart] - Artisan Value Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.49%	13.65%	25.75%	4.96%	(9.10%)	29.04%	15.98%	(14.92%)	30.29%	10.64%